ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Sep. 30, 2014
Notes to Financial Statements
NOTE 5. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities are comprised of the following:

	2014	2013	2012
Accounts Payable	$404,986	$252,749	$520,594
Professional services (legal, audit, financial)	15,000	14,000	15,000
Other	70,447	69,152	-
	$490,433	$355,901	$542,594